May 30, 2025
Invesco MSCI North America Climate ETF | Invesco MSCI North America Climate ETF
1.
The third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:
To construct the Parent Index, the Index Provider conducts screens on the companies within the ACWI ex Select Countries Index (the “Index Universe”) to exclude companies in the business of tobacco, controversial or nuclear weapons, thermal coal mining, or thermal coal-based power generation. The exclusions for companies in the business of controversial weapons or nuclear weapons are categorical, meaning that the Parent Index will not include any securities from such companies, while the exclusions for companies in the business of tobacco, thermal coal mining, or thermal coal-based power generation are based on percentage of revenue thresholds.
Please Retain This Supplement for Future Reference.

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 30, 2025 TO THE PROSPECTUSES
DATED DECEMBER 5, 2024 OF:
Invesco MSCI North America Climate ETF (KLMN)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). MSCI Inc. (the “Index Provider”) has announced certain changes to the methodology of the Parent Index, which are effective June 2, 2025. Specifically, the Index Provider will no longer exclude companies in the business of fossil fuel power generation from the Parent Index’s investment universe. In addition, the Index Provider has lowered the thresholds for the exclusion of companies in the business of thermal coal-based power generation from the Parent Index’s investment universe. Accordingly, effective June 2, 2025, the Fund’s Summary and Statutory Prospectuses are revised as follows: